Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Schedule Of Common Stock Shares Reserved For Future Issuance
As of September 30, 2020 and December 31, 2019, the Company reserved the following shares of Class A common stock for future issuance:

	September 30, 2020	December 31, 2019
Shares reserved for issuance for outstanding options	6,788,655	6,503,646
Shares reserved for issuance for outstanding restricted stock units	819,248	—
Shares reserved for issuance for future grants	6,819,449	9,008,996

Total shares of authorized common stock reserved for future issuance	14,427,352	15,512,642

At December 31, 2019 and
2018, the Company has reserved the following shares of Class A common stock for future issuance:

	December 31,	December 31,
	2019	2018
Shares reserved for issuance for outstanding options	6,503,646	6,590,195
Shares reserved for issuance for future option grant	9,008,996	9,108,996
Shares reserved for issuance under the warrants	—	17,732,700

Total shares of authorized common stock reserved for future issuance	15,512,642	33,431,891

Schedule of Outstanding Warrants
As of December 31, 2018, the outstanding warrants to purchase shares of Class A common stock consisted of the following:

December 31, 2018
		Number of
Date Exercisable	Number of Warrants	Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
November 3, 2010	109,620	109,620	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
August 31, 2013	36,540	36,540	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
August 31, 2015	36,540	36,540	$3.95	Common Stock	Equity	Later of 8/31/2019 or upon repayment of the notes payable
December 10, 2018	4,100,000	2,050,000	$11.50	Common Stock	Equity	December 10, 2023
December 10, 2018	31,000,000	15,500,000	$11.50	Common Stock	Equity	December 10, 2023

	35,282,700	17,732,700